[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 28, 2014

VIA EDGAR

Catherine Courtney Gordon

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetos Capital Distressed Investment Strategies Fund, LLC

(the “Fund”) (File Nos. 333-194893 and 811-21059)

Dear Ms. Gordon:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), a copy of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). For the purposes of the Investment Company Act, this filing is Post-Effective Amendment No. 6 to the Registration Statement.

If you have any questions concerning the foregoing, please call me at (212) 878-3066.

Best Regards,

/s/ Matthew A. Babinsky

Matthew A. Babinsky

cc: Leonard B. Mackey, Jr.
Clifford R. Cone